Borrowings - Effective Weighted-Average Interest Rates of Borrowings (Detail)	Mar. 31, 2016	Mar. 31, 2015
Schedule of Borrowings [Line Items]
Short-term borrowings	0.77%	0.37%
Long-term borrowings	0.88%	0.78%
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	1.45%	1.18%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	0.89%	0.82%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	0.36%	0.34%